Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Option rights
Risk-free interest rate	1.47%	1.37%	0.78%
Expected life of option rights	5 years 1 month 6 days	5 years 1 month 6 days	5 years 1 month 10 days
Expected dividend yield of stock	1.19%	1.32%	1.43%
Expected volatility of stock	22.30%	28.10%	27.40%
Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
Outstanding beginning of the year, Optioned Shares	6,484,592	6,748,126	9,857,695
Granted, Optioned Shares	672,565	898,728	1,089,240
Exercised, Optioned Shares	(1,421,045)	(1,127,942)	(4,140,822)
Forfeited, Optioned Shares	(31,617)	(33,278)	(57,730)
Expired, Optioned Shares	(4,603)	(1,042)	(257)
Outstanding end of the year, Optioned Shares	5,699,892	6,484,592	6,748,126
Exercisable at end of year, Optioned Shares	4,095,246	4,424,674	4,245,891
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding beginning of the year, Weighted- Average Exercise Price Per Share (in usd per share)	$ 96.25	$ 79.39	$ 60.31
Granted, Weighted- Average Exercise Price Per Share (in usd per share)	$ 224.65	$ 179.67	$ 152.93
Exercised, Weighted- Average Exercise Price Per Share (in usd per share)	$ 70.71	$ 61.46	$ 53.40
Forfeited, Weighted- Average Exercise Price Per Share (in usd per share)	$ 158.92	$ 115.24	$ 78.01
Expired, Weighted- Average Exercise Price Per Share (in usd per share)	$ 86.66	$ 79.73	$ 72.65
Outstanding end of the year, Weighted- Average Exercise Price Per Share (in usd per share)	$ 117.31	$ 96.25	$ 79.39
Exercisable at end of year, Weighted- Average Exercise Price Per Share (in usd per share)	$ 87.79	$ 71.86	$ 61.43
Outstanding end of year, Aggregate Intrinsic Value	$ 830,647	$ 563,554	$ 494,699
Exercisable at end of year, Aggregate Intrinsic Value	$ 717,691	$ 492,689	$ 386,484